Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Board of Director
Disclosure of transactions between related parties [line items]
Schedule of related party transactions	Compensation for the company’s Board of Directors for the years ended December 31 was as follows:

	2023	2022
Retainers and fees	1.4	1.7
Share-based payments	0.2	0.3
	1.6	2.0

Key management team
Disclosure of transactions between related parties [line items]
Schedule of related party transactions

Compensation for the company’s key management team for the years ended December 31 determined in accordance with the company’s IFRS accounting policies was as follows:

	2023	2022
Salaries and other short-term employee benefits	14.5	10.2
Share-based payments	7.3	5.7
	21.8	15.9